Apr. 01, 2016
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund
MainStay Growth Allocation Fund

MAINSTAY FUNDS TRUST

MainStay Asset Allocation Funds

MainStay Growth Allocation Fund

 (the “Funds” or each a “Fund”)

Supplement dated April 1, 2016 (“Supplement”)

to the Summary and Statutory Prospectuses dated February 29, 2016, as supplemented

At a meeting held on March 22-23, 2016, at the recommendation of New York Life Investment Management LLC, the Board of Trustees (“Board”) of MainStay Funds Trust approved the following modifications to the Funds’ principal investment strategies, effective immediately.

The first sentence in the section entitled “Principal Investment Strategies” of each Fund’s Summary Prospectus and Prospectus is updated to state:

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investments”) or its affiliates (the "Underlying Funds").

In the section entitled “Principal Risks of the Fund,” of each Fund’s Summary Prospectus, the following is added:

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

In the section entitled “Investment Risks: Principal Investment Risks of the Funds” of the Prospectus, the following is added as the last sentence in Asset Allocation Risk:

For purposes of applicable regulatory limitations, exchange-traded funds advised by IndexIQ Advisors LLC are considered to be in the same group of investment companies as the Funds because IndexIQ Advisors LLC and New York Life Investments are under common control.

In the section entitled “Investment Risks: Principal Investment Risks of the Fund,” of the Prospectus, the following is added:

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management LLC (“New York Life Investments”) or its affiliates (the "Underlying Funds").

Principal Risks of the Fund

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.